Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Income tax payable
Current income tax expense		₩ 2,007,206		₩ 1,594,917	₩ 1,468,269
Adjustments of income tax of prior years recognized in current tax		(110,464)		(27,266)	(35,326)
Sub-total		1,896,742		1,567,651	1,432,943
Changes in deferred income tax assets and liabilities	[1]	222,578		(417,219)	557,002
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities		(9,791)		31,076	25,895
Currency translation differences		1,632		(12,919)	(11,866)
Net gains or losses on financial assets at fair value through other comprehensive income		680,947		(421,425)	(1,198,075)
Share of other comprehensive income or loss of associates and joint ventures		(1,390)		(170)	(7)
Gains or losses on cash flow hedging instruments		29,455		(12,501)	(1,913)
Gains or losses on hedging instruments of net investments in foreign operations		(8,516)		66,971	4,931
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		1,581		1,979	19,038
Finance gains or losses on insurance contract assets (liabilities)		(474,560)		1,139,335	772,435
Sub-total		219,358		792,346	(389,562)
Others		3,753		13,863	(6,566)
Income tax expense		₩ 2,342,431	$ 1,621,564	₩ 1,956,641	₩ 1,593,817

[1]	Following the tax law amendment enacted at the end of 2025, the corporate tax rate was changed. Accordingly, deferred tax assets (liabilities) expected to be realized after 2026 have been measured using the 27.5% tax rate.